Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents		$ 218,893	$ 130,201
Accounts receivable, net		611,748	519,367
Deposits and other current assets, net		53,589	53,556
Total current assets		884,230	703,124
Non-current assets:
Property and equipment, net		34,263	45,975
Intangible assets, net		19,326	24,534
Deferred initial public offering (“IPO”) costs		87,750	87,750
Operating lease right-of-use assets, net		240,757	325,153
Total non-current assets		382,096	483,412
TOTAL ASSETS		1,266,326	1,186,536
Current liabilities:
Accounts payable		7,073	6,941
Contract liabilities		34,540	7,943
Operating lease liabilities, current		178,410	172,066
Income tax payable		163,264	187,453
Total current liabilities		2,265,557	1,949,079
Non-current liabilities:
Operating lease liabilities, non-current		62,347	153,043
Total non-current liabilities		62,347	153,043
TOTAL LIABILITIES		2,327,904	2,102,122
Commitments and contingencies
SHAREHOLDERS’ (DEFICIT) EQUITY
Ordinary share, $0.0001 par value; 500,000,000 shares authorized, 15,000,000 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively	[1]	1,500	1,500
Additional paid in capital		13,500	13,500
Accumulated deficits		(1,079,621)	(933,549)
Accumulated other comprehensive income		3,043	2,963
Total Shareholders’ Deficit		(1,061,578)	(915,586)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		1,266,326	1,186,536
Shareholders [Member]
Current liabilities:
Due to shareholders		1,630,169	1,240,238
Nonrelated Party [Member]
Current liabilities:
Accrued liabilities and other payables		233,979	316,624
Related Party [Member]
Current liabilities:
Accrued liabilities and other payables		$ 18,122	$ 17,814

[1]	Retrospectively restated for effect of share reorganization (see Note 12)